Property and Equipment, Net	9 Months Ended
Sep. 30, 2018
Property Plant And Equipment [Abstract]
Property and Equipment, Net

6. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2018	2017
Lab equipment	$366	$363
Leasehold improvements	126	—
Computer and office equipment	546	382
Construction in progress	61	—
	1,099	745
Less: accumulated depreciation	(565)	(390)
Total property and equipment, net	$534	$355

Depreciation expense was $66,000 and $57,000 for the three months ended September 30, 2018 and 2017, respectively, and $195,000 and $146,000 for the nine months ended September 30, 2018 and 2017, respectively.